LEASE COMMITMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020
Discount rate			5.00%	5.00%
Canfield [Member]
Remaining lease term (in months)	9 months
Discount rate	5.00%
Operating lease expense	$ 27,504	$ 27,504
Cash paid for amounts included in measurement of lease liability	$ 27,504